Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment Tables
Equipment	Equipment consists of the following:
	December 31, 2012
		Accumulated
	Cost	Depreciation	Net

Computer	$1,066	$1,066	$-

	December 31, 2011
	Cost	Accumulated Depreciation	Net

Computer	$1,066	$710	$356